Stockholders' Equity	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Stockholders' equity
17.	Stockholders’ equity

a.	Common stock as of December 31, 2023 and 2022, is as follows:

	Number of shares (in thousands)	Amount

Fixed capital	90,850	$441,786
Variable capital	406,859	1,978,444
	497,709	2,420,230
Effect of restatement		412,038
Total	497,709	$2,832,268

Common stock consists of nominative shares, fully subscribed, without nominal value. Variable capital can be increased without limitation.

All shares correspond to Series “B”. This series is divided in “Class I” with 90,850,050 shares that represent the fixed capital, and “Class II” with 406,859,164 shares of variable capital stock.

b.	Retained earnings include the statutory legal reserve. According to the Mexican General Corporate Law, at least 5% of net profit of the year must be transferred to the legal reserve until the reserve equals 20% of capital stock at par value (historical Mexican Pesos). The legal reserve may be capitalized but should not be distributed unless the entity is dissolved, and it must be replenished if it is reduced for any reason. As of December 31, 2023, and 2022, the legal reserve of the Company amounted to $ 484,046 (nominal pesos), representing 20% of nominal stockholder´s equity.

c.	As of December 31,2023, and 2022, a reserve was approved for $ 7,000,000 for the repurchase and placement of own shares ($5,000,000 at December 31, 2021), for purchase and re-purchase operations, in order to increase the liquidity of the shares of the Company and promote stability and continuity of their prices through the Mexican Stock Exchange. As of December 31 2023, and 2022, the Company held 36,023,685 and 35,573,326 shares in treasury, respectively, which amounted to $ 4,355,320 and $ 4,266,278, respectively. The resulting loss in 2023 for the purchase and sale of treasury shares amounted to $ 0 (the 0 in $ 2022).

d.	A reconciliation of the number of shares outstanding shows below:

	Thousands of shares
	2023	2022

Shares outstanding at beginning of year	462,136	462,581
Repurchase of capital shares, net	(450)	(445)
Shares outstanding at yearend	461,686	462,136